Segments and Geographical Information	12 Months Ended
Dec. 31, 2024
Segments and Geographical Information [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION

NOTE 16:- SEGMENTS AND GEOGRAPHICAL INFORMATION:

The Company manages its business in three reportable segments, consisting of the Intelligent Robotics and RFID Division segment and the Supply Chain Solutions segment.

The Chief Operation Decision Maker (CODM) is the CEO of the Company, who makes financial decisions and allocates resources, based on the information he receives from its internal management system. For all of the segments, the CODMs uses segment operating income in the annual budget and forecasting process. The CODM considers budget-to-actual forecast variances for income before tax expense on a monthly basis for evaluating performance of each segment and making decisions about allocating capital and other resources to each segment The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit, and assets for the operating segments for the years 2024, 2023 and 2022 were as follows:

	RFID Division		Intelligent Robotics		Supply Chain Solutions	Intercompany	Consolidated
2024
Revenues from external customers		$12,877		$1,410	$25,829	$(167)	$39,949
Cost of revenues, net of allowance		$9,344		$1,079	$19,763	$(167)	$30,019
Allowance for slow inventory	$		$		$636	$-	$636
Gross profit		$3,533		$331	$5,430	$-	$9,294
Allocated operating expenses		$3,257		$274	$3,527	$-	$7,058
Unallocated operating expenses							$797
Operating Income (loss)		$276		$57	$1,903	$-	$1,439
Financial expenses							$139
Income before taxes on income							$1,300
Tax on income							$(1,000)
Net Income							$2,300

2023
Revenues from external customers		$13,713		$1,742	$28,845	$(121)	$44,179
Cost of revenues, net of allowance		$10,534		$1,557	$22,830	$(121)	34,800
Allowance for slow inventory		$-		$-	$170	$-	170
Gross profit		$3,179		$185	$5,845	$-	$9,209
Allocated operating expenses		$2,150		$258	$3,675	$-	$6,083
Unallocated operating expenses							$676
Operating Income (loss)		$1,029		$(73)	$2,170	$-	$2,450
Financial expenses							$441
Income before taxes on income							$2,009
Tax on income							$4
Net Income							$2,005

2022
Revenues from external customers		$15,318		$961	$25,232	$-	$41,511
Cost of revenues, net of allowance		$11,540		$1,120	$19,307	$-	$31,967
Allowance for slow inventory		$-		$-	$484	$-	$484
Gross profit		$3,778		$(159)	$5,441	$-	$9,060
Allocated operating expenses		$2,535		$425	$3,450	$-	$6,410
Unallocated operating expenses							$721
Operating Income (loss)		$1,243		$(584)	$1,991	$-	$1,929
Financial expenses							$647
Income before taxes on income							$1,282
Tax on income							$6
Net Income							$1,276
b.	The following presents total revenues for the years 2024, 2023 and 2022 based on the location of customers, and long-lived assets based on major geographic areas in which the Company operates:

	Year ended December 31,
	2024		2023		2022
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$36,156	3,417	38,125	3,268	$34,295	$3,270
East Asia	75	-	1,331	-	2,239	-
India	1,414	-	1,726	-	1,225	-
America	1,067	-	1,433	-	2,825	-
Europe	1,236	-	1,513	-	622	-
Rest of the world	1	-	51	-	305	-
	$39,949	3,417	44,179	3,268	$41,511	$3,270

(*)	Long-lived assets balance comprised of property and equipment, net (it does not include intangible assets and goodwill).

c.	There were no major customers during the reported periods.

d.	In the following table, revenue is disaggregated by timing of revenue recognition for the years ended December 31, 2024, 2023, 2022:

	RFID Division	Intelligent Robotics	Supply Chain Solutions	Intercompany	Consolidated
2024
At a point of time	$11,523	$1,410	$25,829	$(167)	$38,595
Over a period of time	$1,354	$-	$-	$-	$1,354
Total	$12,877	$1,410	$25,829	$(167)	$39,949

2023
At a point of time	$12,027	$1,742	$28,845	$(121)	$42,493
Over a period of time	$1,686	$-	$-	$-	$1,686
Total	$13,713	$1,742	$28,845	$(121)	$44,179

2022
At a point of time	$13,480	$961	$25,232	$-	$39,673
Over a period of time	$1,838	$-	$-	$-	$1,838
Total	$15,318	$961	$25,232	$-	$41,511